REVENUE (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025
Revenue from Contract with Customer [Abstract]
SCHEDULE OF REVENUE FROM CONTACT WITH CUSTOMERS

	Three months ended December 31,		Nine months ended December 31,
	2025	2024	2025	2024
Recognized at a point in time (1)	$385,250	$-	$685,250	$155,000
Recognized over the duration of contracts (2)	32,682	-	133,382	-
Total	$417,932	$-	$818,632	$155,000

(1)	Includes revenues from completed Proof of Concept contracts (“POCs”) and software implementation services.
(2)	Includes revenue from Software as a Service (“SaaS”).

	Year ended
	March 31,
	2025	2024
Recognized at a point in time (1)	$155,000	$218,600
Recognized over the duration of contracts (2)	-	1,748,131
Total	$155,000	$1,966,731

(1)	Includes revenues from completed Proof of Concept contracts (“POCs”) and software implementation services.

(2)	Includes revenue from Software as a Service (“SaaS”).